Stock Options and Warrants - 2013 S-1 July Registered Offering - Series B Warrants - Additional Information (Detail) (USD $)	0 Months Ended		12 Months Ended	1 Months Ended	0 Months Ended		1 Months Ended	3 Months Ended
	Mar. 12, 2013	Jan. 22, 2013	Dec. 31, 2013	Jul. 24, 2013	Jul. 24, 2013	Jul. 19, 2013	Jul. 19, 2013	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date of warrants			Oct. 24, 2013
Warrants, term	5 years	5 years	5 years
Series B Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants, term				65 days
Warrants expiration date				Oct. 24, 2013
Series B Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercise price					$ 0.15	$ 0.15	$ 0.15
Closing bid price of common stock				80.00%	80.00%
Expiration date of warrants					Oct. 24, 2013	Oct. 24, 2013		Oct. 24, 2013
Warrants, term				65 days